REVENUES (Revenues by Location) (Details)	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	¥ 26,472,943,454	$ 4,068,816,909	¥ 21,400,638,092	¥ 15,454,374,366
CHINA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	9,854,855,071		8,249,043,110	5,608,963,991
INDIA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	1,313,134,463		775,458,207	280,481,768
BRAZIL [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	1,357,846,426		479,569,191	44,251,671
USA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	4,062,665,341		7,701,560,171	4,146,330,928
Turkey [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	983,543,694		366,929,805	377,663,473
JAPAN [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	1,291,492,459		992,645,497	997,526,339
Rest Of The World [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	2,416,417,416		2,253,482,988	3,562,963,915
Mexico
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	2,759,307,925		119,325,996	171,870,586
Australia
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	780,619,935		261,450,393	213,594,103
JORDAN
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	420,555,329		196,786,936	49,948,322
UNITED ARAB EMIRATES
Segment Reporting, Revenue Reconciling Item [Line Items]
Sales Revenue Net	¥ 1,232,505,395		¥ 4,385,798	¥ 779,270